Nature of Operations	12 Months Ended
Dec. 31, 2023
Nature of Operations [Abstract]
NATURE OF OPERATIONS

NOTE 1: NATURE OF OPERATIONS

INX Limited (the “Company” or “INX”) was incorporated under the Gibraltar Companies Act on November 27, 2017 with registered office at 57/63 Line Wall Road, Gibraltar GX11 1AA, Gibraltar. The Company is wholly owned by The INX Digital Company Inc., a company incorporated under the provincial Business Corporations Act in British Columbia, Canada, with publicly listed shares on Cboe Canada under the symbol INXD and The OTCQB Venture Market under the symbol INXDF.

The consolidated financial statements of the Company as of December 31, 2023 and 2022 and for each of the three years in the period ended December 31, 2023, were authorized for issuance in accordance with a resolution of the board of directors on April __, 2024.

Nature of Operations

The Company, through its subsidiaries, is engaged in the operation and ongoing development of comprehensive infrastructure and regulated solutions for trading and investing in blockchain assets as well as utilizing digital assets as a form of payment. The Company operates INX.One, a single point of entry platform that offers primary listings of regulated security tokens and trading of security tokens and digital assets in the secondary market.

The Company charges fees at a transaction level. The transaction fee is calculated based on volume and the value of the transaction. The transaction fee is collected from customers at the time the transaction is executed.

The Company, through one of the subsidiaries, also facilitates financial transactions between global banks and offers a full range of brokerage services to several leading banking institutions worldwide, mainly in foreign exchange and interest rate derivatives.

The Company operates in the following reportable segments:

●	Digital asset segment - development and operation of integrated, regulated solutions for trading of blockchain assets, and providing services for products utilizing blockchain technology.

●	Brokerage segment - facilitates financial transactions between financial institutions and offers a full range of brokerage services to banks worldwide.

INX Token

As part of the Company’s blockchain ecosystem, INX created the INX Token (the “INX Token”), and on August 20, 2020, the U.S Securities and Exchange Commission (the “SEC”) acknowledged the effectiveness of the F-1 Registration Statement that was filed by INX with the SEC and declared the effectiveness of the initial public offering of INX Tokens (“The INX Token Offering” or “the Offering”) pursuant to which INX offered up to 130 million INX Tokens at a price of $0.90 per INX Token.

The INX Token was offered to the public on August 24, 2020, and closed on April 22, 2021, when the Offering was completed.

In July 2021, INX listed the INX Token for trading on the trading platform for “digital securities,” i.e., digital assets that constitute securities under the applicable law, operated through INX’s subsidiary, INX Securities, LLC (formerly the “INX Securities Trading Platform”, rebranded as INX.One in 2022).

INX has not allocated for issuance and does not intend to issue 35 million of the 200 million INX Tokens that have been created. These tokens may be used to fund acquisitions, address regulatory requirements or fund the operations of INX if the Board of Directors of INX determines that INX has net cash balances sufficient to fund less than nine months of its operations. INX intends to restrict issuances of the reserved INX Tokens to these or similar extraordinary situations to limit dilution to INX Token holders. In addition, INX maintains 29.4 million INX Tokens in its treasury. As of December 31, 2023, the Company held approximately 64.4 million INX Tokens in aggregate.

Following an amendment to the INX Token rights which was approved by the Board of Directors of the Company on May 17, 2019 (the “Token Rights Amendment”), the holders of INX Tokens (other than INX) are entitled to receive a pro rata distribution of 40% of INX’s net cash flow from operating activities, excluding any cash proceeds from an initial sale by INX of an INX Token (the “Adjusted Operating Cash Flow”). The distribution is based on INX’s cumulative Adjusted Operating Cash Flow, net of cash flows which have already formed a basis for a prior distribution, calculated as of December 31 of each year. The distribution is to be paid to parties (other than INX) holding INX Tokens as of March 31 of the following year on April 30th, commencing with the first distribution to be paid, if at all. As of December 31, 2023, the INX cumulative adjusted operating cash flow activity was negative, and therefore no distribution is expected on April 30, 2024.

Holders of INX Tokens are also entitled, at a minimum, to a 10% discount on the payment of transaction fees on the INX.One Trading Platform.

Securities Exchange Agreement

On January 10, 2022, the Company completed the definite securities exchange agreement (the “Transaction”) with The INX Digital Company, Inc. (formerly - Valdy Investments Ltd.) (the “Parent Company”), whereby the Parent Company acquired all issued and outstanding securities of INX. The Transaction resulted in a reverse takeover transaction whereby pre-transaction shareholders of INX became majority shareholders of the Parent Company and INX became a wholly owned subsidiary of the Parent Company. The Parent Company continues the business of INX.

Organizational Structure

The Company operates through the following wholly owned subsidiaries:

●	INX Digital, Inc. (“INXD”), a Delaware corporation, is registered in 46 US states plus Washington D.C. and Puerto Rico as a money transmitter to operate a trading platform for digital assets. INXD launched a digital asset trading platform on April 29, 2021, which was developed by INX and is operated by INXD. Select digital assets are supported for trading on the INXD platform, such as (identified by symbol): AAVE, AVAX, BTC, CRV, ETH, FTM, LTC, UNI, USDC and ZEC.

●	INX Securities, LLC (Previously named: Openfinance Securities, LLC) (“INXS”), a Pennsylvania limited liability company. INXS is recognized in the US as a SEC registered Broker Dealer and is an SEC registered Alternative Trading System (“ATS”). INXS was purchased by INX on May 10, 2021, as part of the Asset Purchase Agreement with Openfinance Holdings, Inc. and certain subsidiaries of Openfinance Holdings, Inc., dated January 12, 2021. After closing on the acquisition, the company’s name was changed from Openfinance Securities, LLC to INX Securities, LLC. INXS offers investment in primary offering and secondary market trading of security tokens previously registered with the SEC or offered under an applicable SEC exemption.

●	I.L.S. Brokers Ltd. (“ILSB”), a company incorporated under the laws of the State of Israel, was purchased by INX, pursuant to the share purchase agreement between INX and the shareholders of ILSB, dated June 9, 2021, for the purchase of all of the issued outstanding shares of ILSB. ILSB is a multinational brokerage house, established in 2001, that facilitates financial transactions between banks and offers a full range of brokerage services to several leading banks worldwide. ILSB’s main field of operation is foreign exchange and interest rate derivatives services. ILSB’s activities are regulated by the Israeli Capital Market Authority, Insurance and Savings and are registered with the U.S. National Futures Association (“NFA”) (authorized by the U.S. Commodity Futures Trading Commission (“CFTC”)). ILSB holds the following license: Provider of Financial Services in Israel and an introducing broker (IB) license from NFA (CFTC) in the US.

●	Midgard Technologies Ltd. (“Midgard”) is a company incorporated under the laws of the State of Israel. Midgard had served as the research and development arm of INX since November 1, 2020, and was acquired on April 1, 2021. Midgard provides software development, marketing and operations services for the group and holds certain intellectual property.

●	INX Transfer Agent LLC (previously named TokenSoft LLC) (“INX Transfer Agent”), is a Delaware limited liability company. INX Transfer Agent is a transfer agent registered with the SEC and was acquired by INX pursuant to a purchase agreement dated December 28, 2021 for a nominal consideration.

●	INX Solutions Limited (“INX Solutions”) was incorporated by INX in Gibraltar as a private company limited by shares. INX Solutions provided liquidity and risk management services to the group through the end of 2023.

The following subsidiaries are currently dormant:

●	INX Digital Assets UK Limited (Previously named: ILSB UK Limited) (“INX UK”), a company incorporated under the laws of England and Wales. INX acquired all issued and outstanding shares of INX UK on July 13, 2021, from Mr. James Crossley, former board member of INX, in consideration for an inconsequential amount of cash.

●	INX EU Ltd. (“INX EU”), a company incorporated under the laws of Cyprus.

●	INX Services, Inc., a Delaware corporation.

Capital management

These consolidated financial statements have been prepared on a going concern basis, which contemplates that the Company will continue in operation for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. As of December 31, 2023, the Company had an accumulated deficit of $48,623. During the year ended December 31, 2023, the Company incurred an operating loss of $16,475 and negative cash flow from operating activities of $7,781. Based on the Company’s existing cash funds and the working capital in the amount of $22,731 as of December 31, 2023 (excluding assets held in the Reserve Fund and the INX Token liability), and management’s projections of the operating results for the next twelve months, management concluded that the Company has sufficient funds to continue its operations and meet its obligations for a period of at least twelve months from the date the financial statements were authorized for issuance.